SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Notional amount of derivative liabilities	$ 132,000			$ 242,500
Gain (loss) on change in fair value of derivative liabilities	$ 4,553	¥ 32,322	¥ (71,619)